Cover	Jan. 14, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2026
Entity File Number	001-11954
Entity Registrant Name	VORNADO REALTY TRUST
Entity Central Index Key	0000899689
Entity Tax Identification Number	22-1657560
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	894-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares of beneficial interest, $.04 par value per share
Trading Symbol	VNO
Security Exchange Name	NYSE
5.40% Series L [Member]
Document Information [Line Items]
Title of 12(b) Security	5.40% Series L
Trading Symbol	VNO/PL
Security Exchange Name	NYSE
5.25% Series M [Member]
Document Information [Line Items]
Title of 12(b) Security	5.25% Series M
Trading Symbol	VNO/PM
Security Exchange Name	NYSE
5.25% Series N [Member]
Document Information [Line Items]
Title of 12(b) Security	5.25% Series N
Trading Symbol	VNO/PN
Security Exchange Name	NYSE
4.45% Series O [Member]
Document Information [Line Items]
Title of 12(b) Security	4.45% Series O
Trading Symbol	VNO/PO
Security Exchange Name	NYSE
VORNADO REALTY L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2026
Entity File Number	001-34482
Entity Registrant Name	VORNADO REALTY L.P.
Entity Central Index Key	0001040765
Entity Tax Identification Number	13-3925979
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false